Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Current assets
Cash	$ 781	$ 266	$ 89
Accounts receivable, net	1,679	2,813	53
Inventory	1,106	1,725	319
Prepaid expenses and other current assets	404	467	369
Total current assets	3,970	5,271	830
Property and equipment, net	530	1,177	1,859
Intangible assets, net	14,333	15,211	5,287
Goodwill	16,066	16,066	5,217
Operating lease right-of-use assets	1,126	1,022	1,030
Deferred transaction costs			4,125
Other assets	509	341	400
Total assets	36,534	39,088	18,748
Current liabilities
Accounts payable	12,426	10,833	8,995
Accrued expenses and other current liabilities	12,060	10,325	4,519
Deferred purchase consideration	2,311	2,380
Simple agreements for future equity (“SAFEs”)			1,512
Operating lease liabilities, current	642	428	318
Total current liabilities	31,485	26,107	20,423
Earnout liability	1,400	1,680
Deferred tax liability	307	320	86
Operating lease liabilities, noncurrent	851	1,024	1,280
Other noncurrent liabilities	1,597	3,145
Total liabilities	36,192	33,558	21,789
Stockholders’ equity (deficit)
Additional paid-in capital	126,929	109,987	78,421
Accumulated deficit	(126,587)	(104,457)	(83,762)
Total stockholders’ equity (deficit)	342	5,530	(5,341)
Total liabilities, redeemable convertible preferred stock and stockholders’ equity (deficit)	36,534	39,088	18,748
Series A Preferred Stock [Member]
Redeemable convertible preferred stock
Convertible Preferred Stock			2,300
Common Class A [Member]
Stockholders’ equity (deficit)
Common stock, value
Common Class B [Member]
Stockholders’ equity (deficit)
Common stock, value
Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock
Convertible Preferred Stock
Legacy Mobix Common Stock [Member]
Stockholders’ equity (deficit)
Common stock, value
Nonrelated Party [Member]
Current liabilities
Notes payable, current	1,739	398	1,286
Notes payable, noncurrent	34	200
Related Party [Member]
Current liabilities
Notes payable, current	2,307	1,743	3,793
Notes payable, noncurrent	$ 518	$ 1,082